Mortgage Servicing Rights (Tables)	12 Months Ended
Dec. 31, 2013
Mortgage Servicing Rights
Schedule of activity in MSRs carried at fair value

	Year ended December 31,
	2013	2012	2011
	(in thousands)
Balance at beginning of year	$19,798	$25,698	$31,957
Additions:
MSRs resulting from purchases	195,871	—	1,352
MSRs resulting from loan sales	14,636	774	1,696

	210,507	774	3,048

Sales	(550)	—	—
Change in fair value:
Due to changes in valuation inputs or assumptions used in valuation model(1)	659	(1,550)	(5,323)
Other changes in fair value(2)	(5,501)	(5,124)	(3,984)

Total change in fair value	(4,842)	(6,674)	(9,307)

Balance at end of year	$224,913	$19,798	$25,698

(1)
Principally reflects changes in discount rates and prepayment speed assumptions, primarily due to changes in interest rates.

(2)
Represents changes due to realization of cash flows.

Schedule of activity in MSRs carried at lower of amortized cost or fair value

	Year ended December 31,
	2013	2012	2011
	(in thousands)
Amortized cost:
Balance at beginning of year	$92,155	$6,496	$—
Additions:
MSRs resulting from loan sales	190,469	89,698	6,557
Amortization	(19,251)	(4,039)	(61)
Application of valuation allowance to write down MSRs with other-than-temporary impairment	—	—	—

Balance at end of year	263,373	92,155	6,496

Valuation allowance for impairment of MSRs:
Balance at beginning of year	(2,978)	(70)	—
Additions	(1,644)	(2,908)	(70)
Application of valuation allowance to write down MSRs with other-than-temporary impairment	—	—	—

Balance at end of year	(4,622)	(2,978)	(70)

MSRs, net	$258,751	$89,177	$6,426

Estimated fair value of MSRs at end of year	$269,422	$91,028	$6,465

Summary of estimate of future amortization of existing MSRs

Year ending December 31,	Estimated MSR amortization
(in thousands)
2014	$23,254
2015	22,714
2016	22,215
2017	21,869
2018	20,978
Thereafter	152,343

$263,373

Summary of servicing fees, late fees and ancillary and other fees relating to MSRs recorded on the consolidated statements of income
	Year ended December 31,
	2013	2012	2011
	(in thousands)
Contractual servicing fees	$61,523	$20,673	$11,493
Ancillary and other fees
Late charges	1,998	948	829
Other	549	276	136

	$64,070	$21,897	$12,458